Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash		$ 3,505	$ 93
Cash equivalents			3,044
Total cash and cash equivalents	$ 3,790	$ 3,505	$ 3,137